Operating Segments - Summary of Geographical Segments (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of geographical areas [Line Items]
Revenue		$ 120,177	$ 124,815	$ 103,609	$ 137,410	$ 157,806	$ 172,477	$ 152,917	$ 192,056	$ 486,011	$ 675,256	$ 447,616
Non-Current Assets	[1]	1,116,329				1,200,290				1,116,329	1,200,290
India [Member]
Disclosure of geographical areas [Line Items]
Revenue										453,912	647,077	415,555
Non-Current Assets	[1]	1,110,600				1,195,212				1,110,600	1,195,212
United States [Member]
Disclosure of geographical areas [Line Items]
Revenue										647	113	2,382
Non-Current Assets	[1]	7				14				7	14
South East Asia [Member]
Disclosure of geographical areas [Line Items]
Revenue										20,145	10,888	11,115
Non-Current Assets	[1]	5,504				4,838				5,504	4,838
Europe [Member]
Disclosure of geographical areas [Line Items]
Revenue										4,811	6,972	9,184
All Other Countries [Member]
Disclosure of geographical areas [Line Items]
Revenue										6,496	10,206	$ 9,380
Non-Current Assets	[1]	$ 218				$ 226				$ 218	$ 226

[1]	Non-current assets presented above represent property, plant and equipment, intangible assets and goodwill, non-current tax assets, and other non-current assets (excluding financial assets).